Financial Risk Management - Liquidity Risk (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Mar. 15, 2024	Jan. 29, 2024	Jan. 12, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 07, 2023	May 25, 2023 USD ($)
Financial Risk Management.
Holding company cash and investments (net of derivative obligations)	$ 1,749.1	$ 1,326.4
Portfolio investments cash and investments, net	$ 63,009.7	$ 54,153.1
4.95% due March 3, 2025 (Cdn$348.6)
Financial Risk Management.
Borrowings, principal						$ 348.6
Interest rate	4.95%					4.95%
Holding company
Financial Risk Management.
Commitment to pay dividends in the next fiscal year	$ 363.1
Commitment to pay dividends in the next fiscal year (per share) | $ / shares	$ 15.00
Holding company | Gulf Insurance
Financial Risk Management.
Commitment for payment deed in next fiscal year	$ 165.0
Holding company | Life insurance and Run-off
Financial Risk Management.
Capital Contribution	140.0
Holding company | Brit
Financial Risk Management.
Special dividend received from subsidiary								$ 275.0
Holding company | 4.875% due August 13, 2024
Financial Risk Management.
Commitment, redemption of senior unsecured notes	$ 279.3
Interest rate	4.875%	4.875%		4.875%		4.875%
Holding company | 4.95% due March 3, 2025 (Cdn$348.6)
Financial Risk Management.
Commitment, redemption of senior unsecured notes						$ 348.6
Interest rate	4.95%	4.95%	4.95%			4.95%
Holding company | Revolving Credit Facility
Financial Risk Management.
Maximum borrowing capacity	$ 2,000.0
Holding company | 6.00% due December 7, 2033
Financial Risk Management.
Borrowings, principal					$ 200.0
Interest rate	6.00%					6.00%	6.00%
Holding company | Long equity total return swap contracts
Financial Risk Management.
Cash received from settlement of derivative contracts	$ 304.2	$ 154.8
Insurance and reinsurance subsidiaries | Fairfax India
Financial Risk Management.
Investments lacking liquidity or inactively traded	$ 1,461.2	$ 1,117.5
Insurance and reinsurance subsidiaries | Investments that may lack liquidity or are inactively traded
Financial Risk Management.
Risk exposure percentage	20.70%	14.10%				20.70%
Non-insurance companies | AGT and Boat Rocker credit facilities
Financial Risk Management.
Repayments of borrowings in next fiscal year	$ 376.3